Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement
7. Fair Value Measurement
The Company measures its financial assets and liabilities at fair value each reporting period using a fair value hierarchy that prioritizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The Company uses the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The carrying amounts of Company’s financial instruments, which include cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities and certain other current liabilities approximate fair value because of their short-term maturities.
The Company issued warrants to purchase Series J Preferred Stock (the “Series J Warrants”) in connection with the Company’s entrance into the Term Loans (as defined in
Note 9. Notes Payable and Warrants
) and issued warrants to purchase common stock (the “Common Warrants”, together with the “Series J Warrants”, the “Warrants”) and two tranche obligations: (1) the RPM Call Option and (2) the Majority Sponsor
Top-Up
(both as defined in
Note
11. Stockholders’ Equity (Deficit) and Redeemable Convertible Preferred Stock
) in connection with the Company’s issuance of the Series
D-1
Preferred Stock. The Company determined that the Warrants and tranche obligations should be classified as either liabilities or assets on the unaudited condensed consolidated balance sheets depending on valuation and are recorded at fair value both initially and subsequently, with changes in fair value recorded through earnings. The Warrants are recorded within warrant liability, the RPM Call Option is recorded within other current liabilities, and the Majority Sponsor
Top-Up
is recorded within other current assets on the audited consolidated balance sheet as of December 31, 2024. In March 2025, the Majority Sponsor
Top-Up
expired unexercised when the total amount of Series
D-1
Preferred Stock purchased by investors exceeded $250.0 million. On March 24, 2025, the RPM Call Option was terminated via amendment of the Series D stock purchase agreement. As a result, the $0.2 million Majority Sponsor
Top-Up
and $4.2 million RPM Call Option were derecognized from the unaudited condensed consolidated balance sheet as of September 30, 2025, and recognized in other income, net in the unaudited condensed consolidated statement of net loss and comprehensive loss for the nine months ended September 30, 2025.
Prior to the Company’s IPO on August 8, 2025, the Company used a Monte Carlo simulation model and probability weighted valuations based on different scenarios including change of control, IPO and default scenarios to value the Warrants. The value per Warrant under the change of control scenario was the average value per unit under 50,000 Monte Carlo simulations, the value per Warrant under the IPO scenario was based on the number of common stock equivalent shares (including the Warrants) and total estimated equity value of the Company, and the value per Warrant under the default scenario was assumed to be zero.
In connection with the IPO, the Common Warrants were net exercised into 1.0 million shares of common stock. The Series J Warrants remain outstanding and continue to be classified as liabilities and remeasured at fair value as of September 30, 2025.
Following the IPO, the Company determines the fair value of the Series J Warrants based on the intrinsic value method, calculated as the difference between the trading price of its common stock and the exercise price of the Series J Warrants. As of September 30, 2025, the fair value per Series J Warrant was $8.1475 per warrant.
The following tables present the key inputs applied in the valuations of the Series J Warrants as of December 31, 2024:

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Average value per Series J Warrant	$8.43	$2.86	$—
Event weighting	55%	15%	30%
Weighted average value per Series J Warrant	$4.64	$0.43	$—

Total probability weighted average value per Series J Warrant			$5.07

The following tables present the key inputs applied in the valuations of the Common Warrants as of December 31, 2024:

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Value per Common Warrant on a marketable basis	$0.98	$7.03	—
Discount for lack of marketability	40%	20%	N/A
Value per Common Warrant on a non-marketable basis	$0.59	$5.62	—
Event weighting	55%	15%	30%
Weighted value per Common Warrant	$0.32	$0.84	—

Total probability weighted value per Common Warrant			$1.16

The Company uses the Black-Scholes option-pricing valuation model to value the RPM Call Option. The following table presents the key inputs applied in the valuation of the RPM Call Option as of December 31, 2024:

December 31, 2024
Weighted average Series D Preferred Stock Price	$16.53
Exercise price for the RPM Option	$16.92
Risk-free rate	4.27%
Volatility	60%
Term (years)	0.36
Black-Scholes value (per share)	$2.29
Number of units	1,820
Value of RPM Option	$4,159
The Company uses the forward pricing valuation model to value the Majority Sponsor
Top-Up.
The following table presents the key inputs applied in the valuations of the Majority Sponsor
Top-Up
as of December 31, 2024:

December 31, 2024
Amount subject to the Majority Sponsor Top-Up	$20,198
Contractual purchase price for Series D Preferred Stock (per share)	$16.92
Weighted average Series D Preferred Stock price	$16.53
Risk-free rate	4.27%
Term (years)	0.36
Discount factor	0.9849
Value of forward obligation (per share)	$(0.14)
Number of units subject to purchase by majority sponsor	1,194
Value of Majority Sponsor Top-Up	$(170)
The Company did not issue any Warrants during the three and nine months ended September 30, 2025. The fair value remeasurement of the Series J Warrants resulted in an increase in fair value of $2.7 million and $2.4 million for the three and nine months ended September 30, 2025, respectively, and $0.4 million and $0.5 million for the three and nine months ended September 30, 2024, respectively.
The Company recognized losses of $39.5 million and $44.8 million related to the Common Warrants through their net exercise on August 8, 2025, during the three and nine months ended September 30, 2025, respectively.

The fair value of the Series J Warrants as of September 30, 2025 was $5.3 million.

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$622,256	$—	$—	$622,256
Money market funds	372,906	—	—	372,906

Total financial assets	$995,162	$—	$—	$995,162

Liabilities:
Series J Warrants	—	5,267	—	5,267

Total financial liabilities	$—	$5,267	$—	$5,267

The fair value of the Series J Warrants, Common Warrants, and tranche obligations as of December 31, 2024, was $2.9 million, $1.2 million and $4.0 million, respectively. The carrying value of the Term Loans approximated their estimated fair value as of December 31, 2024.

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$81,847	$—	$—	$81,847
Restricted cash	14,127	—	—	14,127
Money market funds	—	41,584	—	41,584
Majority Sponsor Top-Up	—	—	170	170

Total financial assets	$95,974	$41,584	$170	$137,728

Liabilities:
Series J Warrants	—	—	2,850	2,850
Common Warrants	—	—	1,220	1,220
RPM Call Option	—	—	4,159	4,159

Total financial liabilities	$—	$—	$8,229	$8,229

During the three and nine months ended September 30, 2025, the Company recorded $5.3 million in transfers from Level 3 to Level 2 due to an increase in available observable inputs in market data upon completion of the IPO. There were no transfers between levels within the fair value hierarchy during the three and nine months ended September 30, 2024.

9. Fair Value Measurement
The Company measures its financial assets and liabilities at fair value each reporting period using a fair value hierarchy that prioritizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The Company uses the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
The carrying amounts of Company’s financial instruments, which include cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities and certain other current liabilities approximate fair value because of their short-term maturities.
The Company issued warrants to purchase Series J Preferred Stock (the “Series J Warrants”) in connection with the Company’s issuance of the Term Loan Facility (refer to Note 11. Notes Payable and Warrants for further detail) and issued warrants to purchase Common Stock (the “Common Warrants”, together with the “Series J Warrants”, the “Warrants”) and two tranche obligations: 1) the RPM Call Option and 2) Majority Sponsor
Top-Up
(collectively, the “Tranche Obligations”) in connection with the Company’s issuance of the Series
D-1
Preferred Stock (refer to Note 13. Stockholders’ Deficit and Redeemable Convertible Preferred Stock for further detail). The Company determined that the Warrants and Tranche Obligations are classified as liabilities or assets depending on valuation on the consolidated balance sheets and are recorded at fair value both initially and subsequently with changes in fair value recorded through earnings. The Warrants are recorded within warrant liability, the RPM Call Option is recorded within other current liabilities, and the Majority Sponsor
Top-Up
is recorded within other current assets on the consolidated balance sheets.

The Company uses Monte Carlo simulations model and probability weighting valuations based on different scenarios including change of control, initial public offering (“IPO”) and default scenarios to value the Warrants. The value per Warrant under the change of control scenario is the average value per unit under
50,000
Monte Carlo simulations, the value per Warrant under the IPO scenario is based on number of the Common Stock equivalent number of shares including the Warrants and total estimated equity value of the Company, and the value per Warrant under the default scenario is assumed to be zero.
The following table presents the key inputs applied in the valuations of the Series J Warrants as of the years ended December 31, 2024 and 2023:

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Average Value per Series J Warrant	$8.43	$2.86	$—
Event Weighting	55%	15%	30%
Weighted Average Value per Series J Warrant	$4.64	$0.43	$—

Total Probability Weighted Average Value per Series J Warrant			$5.07

	December 31, 2023
	Change of Control Scenario	All Other Scenarios
Average Value per Series J Warrant	$3.47	$1.80
Discount for Lack of Marketability	35%	35%
Average Value per Series J Warrant on a Non-Marketable basis	$2.26	$1.17
Event Weighting	50%	50%
Weighted Average Value per Series J Warrant	$1.13	$0.58

Total Probability Weighted Average Value per Series J Warrant		$1.71

The following table presents the key inputs applied in the valuations of the Common Warrants as of the year ended December 31, 2024. No Common Warrants were issued in the year ended December 31, 2023.

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Value per Common Warrant on a Marketable Basis	$0.98	$7.03	$—
Discount for Lack of Marketability	40%	20%	n/a
Value per Common Warrant on a Non-Marketable Basis	$0.59	$5.62	$—
Event Weighting	55%	15%	30%
Weighted Value per Common Warrant	$0.32	$0.84	$—

Total Probability Weighted Value per Common Warrant			$1.16

The Company uses the Black-Scholes option-pricing valuation model to value the RPM Call Option. The following table presents the key inputs applied in the valuations of the RPM Call Option as of the year ended December 31, 2024:

December 31, 2024
Weighted Average Series D Preferred Stock Price	$16.53
Exercise Price for the RPM Option	$16.92
Risk-free Rate	4.27%
Volatility	60%
Term (years)	0.36
Black Scholes Value (per share)	$2.29
Number of Units per Contractual Terms	1,820
Value of RPM Option	$4,159
The Company uses the forward pricing valuation model to value the Majority Sponsor
Top-Up.
The following table presents the key inputs applied in the valuations of the Majority Sponsor
Top-Up
as of the year ended December 31, 2024:

December 31, 2024
Amounts subject to Top-Up	$20,198
Contractual Purchase Price for Series D Preferred Stock (per share)	$16.92
Weighted Average Series D Preferred Stock Price as of Valuation Date	$16.53
Risk-free Rate	4.27%
Term (years)	0.36
Discount Factor	0.9849
Value of Forward Obligation (per share)	$(0.14)
Number of Units subject to Purchase by Majority
Sponsor	1,194
Value of Majority Sponsor Top-Up	$(170)
During the year ended December 31, 2024, 0.1 million Warrants were issued. The fair value remeasurement of warrant liabilities resulted in an increase in fair value of $0.1 million and $0.1 million as of December 31, 2024 and 2023, respectively. No Warrants were exercised during the years ended December 31, 2024 and 2023.

As of December 31, 2024, the fair value of the Series J Warrants, Common Warrants, and Tranche Obligations are $2.9 million, $1.2 million and $4.0 million, respectively. As of December 31, 2024, the carrying value of the Term Loan Facility approximates its estimated fair value.

	December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Assets
Cash	$81,847	$—	$—	$81,847
Restricted Cash	14,127	—	—	14,127
Money Market Account	—	41,584	—	41,584
Majority Sponsor Top-Up	—	—	170	170

Total financial assets	$95,974	$41,584	$170	$137,728

Liabilities:
Series J Warrants	$—	$—	$2,850	$2,850
Common Warrants	—	—	1,220	1,220
RPM Call Option	—	—	4,159	4,159

Total financial liabilities	$—	$—	$8,229	$8,229

As of December 31, 2023, the fair value of the Series J Warrants is $0.1 million. There were no Common Warrants or Tranche Obligations outstanding during the year ended December 31, 2023. As of December 31, 2023, the carrying value of the Term Loan Facility approximates its estimated fair value.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets Cash	$7,948	$—	$—	$7,948
Restricted Cash	13,201	—	—	13,201
Money Market Account	—	73,997	—	73,997

Total financial assets	$21,149	$73,997	$—	$95,146

Liabilities:
Series J Warrants	$—	$—	$991	$991

Total financial liabilities	$—	$—	$991	$991

There were no transfers between levels within the fair value hierarchy during the periods presented.